Summary of Stock Options Outstanding (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Number outstanding	1,022,601
Options outstanding, Weighted average remaining contractual life	1 year
Options outstanding, Weighted average exercise price	$ 19.77
Options exercisable, Number exercisable	1,022,601
Options exercisable, Weighted average exercise price	$ 19.77
$11.53 to $15.06
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, lower	$ 11.53
Exercise price, upper	$ 15.06
Options outstanding, Number outstanding	267,832
Options outstanding, Weighted average remaining contractual life	3 years
Options outstanding, Weighted average exercise price	$ 14.47
Options exercisable, Number exercisable	267,832
Options exercisable, Weighted average exercise price	$ 14.47
$18.26 to $22.72
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, lower	$ 18.26
Exercise price, upper	$ 22.72
Options outstanding, Number outstanding	480,027
Options outstanding, Weighted average remaining contractual life	1 year
Options outstanding, Weighted average exercise price	$ 19.40
Options exercisable, Number exercisable	480,027
Options exercisable, Weighted average exercise price	$ 19.40
$23.25 to $25.83
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, lower	$ 23.25
Exercise price, upper	$ 25.83
Options outstanding, Number outstanding	274,742
Options outstanding, Weighted average remaining contractual life	1 year
Options outstanding, Weighted average exercise price	$ 25.58
Options exercisable, Number exercisable	274,742
Options exercisable, Weighted average exercise price	$ 25.58